S000076879 [Member] Expense Example - AB Tax-Aware Short Duration Municipal ETF - AB Tax-Aware Short Duration Municipal ETF	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	$ 343